P R O S P E C T U S
                                      FMI
                                   FOCUS FUND
                                   A NO-LOAD
                                  MUTUAL FUND

P R O S P E C T U S                                         DECEMBER 16, 1996
                                 FMI FOCUS FUND

                               ------------------

FMI Funds, Inc. (the "Company") is an open-end, non-diversified management investment company -- a mutual fund. The Company presently consists of a single portfolio, the FMI Focus Fund (the "Fund"). The Fund's investment objective is capital appreciation. In seeking its investment objective of capital appreciation, the Fund will invest primarily in common stocks and warrants, engage in short sales, invest in foreign securities which are publicly traded in the United States and effect transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. The Fund may leverage its investments.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. This Prospectus does not set forth all of the information included in the Registration Statement and Exhibits thereto which the Fund has filed with the Securities and Exchange Commission. A Statement of Additional Information, dated December 16, 1996, which is a part of such Registration Statement is incorporated by reference in this Prospectus. Copies of the Statement of Additional Information will be provided without charge to each person to whom a Prospectus is delivered upon written or oral request made by writing to the address or calling the telephone number, stated below. All such requests should be directed to the attention of the Corporate Secretary.

                             ---------------------

                                 FMI FOCUS FUND

                             225 EAST MASON STREET
                           MILWAUKEE, WISCONSIN 53202
                                 (414) 226-4555

                                 FMI FOCUS FUND

                               TABLE OF CONTENTS

                                     PAGE NO.
                                     --------
Expense Information............             1
Introduction...................             2
Investment Objective and Policies           2
Management of the Fund.........             9
Determination of Net Asset Value           10
Purchase of Shares.............            10
Redemption of Shares...........            11
Dividend Reinvestment..........            13
Automatic Investment Plan......            13
Systematic Withdrawal Plan.....            13
Exchange Privilege.............            14
Individual Retirement Account and
 Simplified Employee Pension Plan          14
Retirement Plan................            15
Dividends, Distributions and Taxes         15
Brokerage Transactions.........            16
Capital Structure..............            16
Shareholder Reports............            16
Performance Information........            17
Share Purchase Application.....            19

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Load Imposed on Purchases or Reinvested Dividends..... NONE
   Deferred Sales Load................................................. NONE
   Redemption Fee...................................................... NONE(1)
                                                                           <F1>
   Exchange Fee........................................................ NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
   Management Fees.....................................................1.00%
   12b-1 Fees..........................................................0.25%(2)
                                                                           <F2>
   Other Expenses (net of reimbursements)..............................1.50%(3)
                                                                           <F3>
                                                                       ------
   TOTAL FUND OPERATING EXPENSES.......................................2.75%(3)
                                                                           <F3>
                                                                       ------
                                                                       ------

(1)<F1>A fee of $10.00 is charged for each wire redemption.
(2)<F2>The maximum level of distribution expenses is 0.25% per annum of the Fund's average net assets. See "Purchase of Shares" for further information. The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.
(3)<F3>Other expenses are estimated and reflect the fact that the Fund's investment adviser, Fiduciary Management, Inc., has agreed to reimburse the Fund to ensure that Total Fund Operating Expenses do not exceed 2.75% for the fiscal year ending September 30, 1997. Absent reimbursement, Other expenses and Total Operating Expenses for the Fund for the fiscal year ending September 30, 1997 Fund are estimated to be 1.75% and 3.00%, respectively, of average net assets.

EXAMPLE:                                                 1 YEAR 3 YEARS
                                                        ------- -------
An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                          $28     $85

  The purpose of the preceding table is to assist investors in understanding the various costs that an investor in the Fund will bear, directly or indirectly. THEY SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund.

                                  INTRODUCTION

  FMI Funds, Inc. (the "Company") was incorporated under the laws of Maryland on September 5, 1996 and is an open-end non-diversified management investment company registered under the Investment Company Act of 1940 (the "Act"). The Company presently consists of a single portfolio, the FMI Focus Fund (the "Fund"). The Fund obtains its assets by continuously selling shares to the public. Proceeds from such sales are invested by the Fund in securities of other companies and certain other instruments. In this manner, the resources of many investors are combined and each individual investor has an interest in every one of the securities and instruments owned by the Fund. The Fund furnishes experienced management to select and watch over its investments. As an open-end investment company, the Fund will redeem any of its outstanding shares on demand of the owner at their net asset value.

                       INVESTMENT OBJECTIVE AND POLICIES

  The Fund's investment objective is capital appreciation. In seeking its investment objective of capital appreciation, the Fund will invest primarily in common stocks and warrants, engage in short sales, invest in foreign securities which are publicly traded in the United States, and effect transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. Dividend income and other income are not factors considered in selecting these investments. The Fund may leverage its investments. Warrants, stock index futures contracts, options on stock index future contracts and options on securities and stock indexes are derivatives.

  In managing the investment portfolio for the Fund, the Fund's investment adviser, Fiduciary Management, Inc. (the "Adviser") may focus on a relatively limited number of securities (i.e., generally 25 or less, other than money market instruments). The Adviser believes this focused investment strategy has the potential for higher total returns than an investment strategy calling for investment in a large number of securities. However, the use of this focused investment strategy may increase the volatility of the Fund's investment performance. Additionally, the Fund could incur greater losses than it would have had it invested in a greater number of securities if the securities in which the Fund invests perform poorly.

  The Adviser will invest in securities which it believes will appreciate significantly over a one to two-year period. In doing so, it will employ a diverse investment approach. For example, it may purchase stocks of any size market capitalization or in any industry sector. As a consequence, the performance of the Fund will be more dependent on the Adviser's ability to make good investment decisions than on whether a particular sector of the market is performing well or "in favor" with investors.

  The Fund may invest in the following portfolio securities and may engage in the following investment techniques.

COMMON STOCKS


  The Fund's common stock investments primarily will be made in companies in which the Adviser believes to be underpriced relative to the issuing corporation's future growth prospects. The Adviser will also purchase common stocks where the price is significantly below the estimated market value of the issuing corporation's assets less its liabilities on a per share basis.

  The Fund may invest in companies with modest capitalization, as well as start-up companies. Such companies often involve greater risks than larger companies because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. Additionally, in many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. The spreads between the bid and asked prices of the securities of these companies in the U.S. over-the-counter market typically are larger than the spreads for more actively traded securities. As a result, the Fund could incur a loss if it determined to sell such a security shortly after its acquisition. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

FOREIGN SECURITIES

  The Fund may invest without limitation in common stocks of foreign issuers which are publicly traded on U.S. exchanges or in the U.S. over-the-counter market either directly or in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in foreign securities involve risks which are in addition to the risks inherent in domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax laws, such taxes may reduce the net return to shareholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

SHORT SALES

  The Fund may engage in short sales transactions, including short sales transactions in which the Fund sells a security the Fund does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

  Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position. Up to 100% of the Fund's assets may be used to cover the Fund's short positions.

  The Fund may also engage in short sales when, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling short against the box"). The Fund may make a short sale against the box when the Fund wants to sell the security the Fund owns at a current attractive price, but also wishes to defer recognition of a gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

FUTURES CONTRACTS AND OPTIONS THEREON

  The Fund may purchase and write (sell) stock index futures contracts as a substitute for a comparable market position in the underlying securities. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions and physical delivery is thereby avoided.

  The Fund may purchase put and call options and write call options on stock index futures contracts. When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the options period. By writing a call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

  Some futures and options strategies tend to hedge the Fund's equity positions against price fluctuations, while other strategies tend to increase market exposure. Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying stock index. The extent of the Fund's loss from an unhedged short position in futures contracts or call options on futures contracts is potentially unlimited. The Fund may engage in related closing transactions with respect to options on futures contracts. The Funds will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade. In addition to the uses set forth hereunder, the Fund may also engage in futures and futures options transactions in order to hedge or limit the exposure of its position and for satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

  Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the
day.   Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS TRANSACTIONS

  The Fund may purchase put and call options and write call options on stock indexes. A stock index fluctuates with changes in the market values of the stock included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the options. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. Unlike the options on securities discussed below, all settlements of index options transactions are in cash.

  Some stock index options are based on a broad market index such as the S&P
500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board of Options Exchange, the AMEX and other exchanges. Over-the-counter index options, purchased over-the-counter options and the cover for any written over-the-counter options would be subject to the Fund's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

  The Adviser may utilize index options as a technique to leverage the portfolio of the Fund. If the Adviser is correct in its assessment of the future direction of stock prices, the share price of the Fund will be enhanced. If the Adviser has the Fund take a position in options and stock prices move in a direction contrary to the Adviser's forecast however, the Fund would incur losses greater than the Fund would have incurred without the options position.

OPTIONS ON SECURITIES

  The Fund may buy put and call options and write (sell) call options on securities. By writing a call option and receiving a premium, the Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to purchase the securities underlying the option at the exercise price. Options on securities written by the Fund will be traded on recognized securities exchanges.

  The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the put option is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call option. The Fund also will realize a gain if a call option which the Fund has written lapses unexercised, because the Fund would retain the premium.

  The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put option previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put option is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put option. If a put or a call option which the Fund has purchased expires out-of-the-money, the option will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs.

  Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. In such event, the Fund would be unable to realize its profits or limit its losses until the Fund would exercise options it holds and the Fund would remain obligated until options it wrote were exercised or expired.

  Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in common stocks.

U.S. TREASURY SECURITIES


  The Fund may invest in U.S. Treasury Securities as "cover" for the investment techniques the Fund employs. The Fund may also invest in U.S. Treasury Securities as part of a cash reserve or for liquidity purposes. U.S. Treasury Securities are backed by the full faith and credit of the U.S. Treasury. U.S. Treasury Securities differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance. Yields on short-, intermediate- and long-term U.S. Treasury Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Treasury Securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of the Fund's portfolio investments in U.S. Treasury Securities, while a decline in interest rates would generally increase the market value of a Fund's portfolio in investments in these securities.

  U.S. Treasury Securities may be purchased at a discount. Such securities, when retired, may include an element of capital gain. Capital losses may be realized when such securities purchased at a premium are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of U.S. Treasury Securities.

REPURCHASE AGREEMENTS

  The Fund, as part of a cash reserve or to "cover" investment strategies, may purchase repurchase agreements secured by U.S. Government Securities. Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. Government Securities. The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price the Fund would suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investment policies.

BORROWING

  The Fund may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund when it leverages its investments will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Advisor believes that the Fund's investment objective would be furthered by increasing the Fund's investments in common stocks.

  The Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

  As required by the Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

  In addition to the foregoing, the Fund is authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

WARRANTS

  The Fund may invest in warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involve the risks that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrants expiration. Also the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

MONEY MARKET INSTRUMENTS


  The Fund, as part of a cash reserve or to "cover" investment strategies, may invest in short-term, high quality money market instruments in addition to repurchase agreements and U.S. Treasury Securities with a remaining maturity of 397 days or less. The Fund may invest in commercial paper and other cash equivalents rated A-1 or A-2 by Standard & Poor's Corporation ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), including commercial paper master notes (which are demand instruments bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) of issuers whose commercial paper is rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's.

  The Fund may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

ILLIQUID SECURITIES

  While the Fund does not anticipate doing so, it may purchase illiquid securities, including restricted securities. The Fund will not invest more than 15% of its net assets in illiquid securities. Securities eligible to be resold pursuant to Rule 144A under the Securities Act of 1933 may be considered liquid. The Board of Directors of the Company has delegated to the Adviser the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Directors has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments);
(iii) the availability of market quotations; and (iv) other permissible factors. Investing in Rule 144A securities could have the effect of decreasing the liquidity of the Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

PORTFOLIO TURNOVER

  The Fund will generally purchase and sell securities and effect transactions in futures contracts without regard to the length of time the security has been held or the futures contract open and, accordingly, it can be expected that the rate of portfolio turnover may be substantial. In selling a security or closing a futures contract, the Adviser will consider that profits from sales of securities held less than three months must be limited in order to meet the requirements of Subchapter M of the Internal Revenue Code. Subject to the foregoing, the Fund may sell a given security or close a futures contract, no matter for how long or short a period it has been held in the portfolio, and no matter whether the sale is at a gain or loss, if the Adviser believes that it is not fulfilling its purpose. Since investment decisions are based on the anticipated contribution of the security in question to the Fund's investment objective, the rate of portfolio turnover is irrelevant when the Adviser believes a change is in order to achieve those objectives, and the Fund's annual portfolio turnover rate may vary from year to year. The Fund's portfolio turnover rate will generally not exceed 200%. Pursuant to Securities and Exchange Commission requirements, the portfolio turnover rate of the Fund is calculated without regard to securities, including short sales, options and futures contracts, having a maturity of less than one year. The Fund may have a significant portion of its assets in short-term options and futures contracts which are excluded for purposes of calculating portfolio turnover.

  High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of net short-term capital gains, will be considered ordinary income for federal income tax purposes.

ADDITIONAL RISKS

  In addition to the risks discussed above, investors should understand that there can be no assurance that the Fund will achieve its investment objective. Many of the investments made by the Fund are subject to significant volatility. The Fund is intended for investors who can accept this risk. An investment in the Fund does not constitute a complete investment program. Investors may wish to complement an investment in the Fund with other types of investments. The fact that the Fund has no operating history should be considered a risk factor.

  As a result of the investment techniques used by the Fund, the Fund may have a significant portion (up to 100%) of its assets held in a segregated account as "cover" for the investment techniques the Fund employs. The securities maintained in the segregated account of the Fund will be liquid securities. These assets may not be sold while the position in the corresponding instrument or transaction (e.g. short sale, option or futures contract) is open unless they are replaced by similar assets. As a result, the commitment of a large portion of the Fund's assets to "cover" investment techniques could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

  Participation in the options or futures markets by the Fund involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) adverse changes in the value of such instruments; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts;
(3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.

INVESTMENT RESTRICTIONS

  The Fund has adopted certain fundamental investment restrictions that may be changed only with the approval of a majority of the Fund's outstanding shares. These restrictions include the Fund's limitations on borrowing described under the caption "INVESTMENT OBJECTIVE AND POLICIES" and the following restrictions:

  (1) The Fund will not purchase the securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer, except that up to 50% of the Fund's total assets may be invested without regard to these limitations. As such the Fund is classified as a non-diversified investment company under the Act. A non-diversified portfolio may be more volatile than a diversified portfolio.

  (2) The Fund will not invest 25% or more of its total assets at the time of purchase in securities of issuers whose principal business activities are in the same industry.

  A list of the Fund's policies and restrictions, both fundamental and nonfundamental, is set forth in the Statement of Additional Information. In order to provide a degree of flexibility, the Fund's investment objective, as well as other policies which are not deemed fundamental, may be modified by the Board of Directors without shareholder approval. Any change in the Fund's investment objective may result in the Fund having an investment objective different from the investment objective which the shareholder considered appropriate at the time of investment in the Fund. However the Fund will not change its investment objective without sending written notice to shareholders at least 30 days in advance of any such change.

                             MANAGEMENT OF THE FUND

  As a Maryland corporation, the business and affairs of the Fund are managed by its Board of Directors. Under an investment advisory agreement (the "Advisory Agreement") with the Fund, Fiduciary Management, Inc. (the "Adviser"), 225 East Mason Street, Milwaukee, Wisconsin 53202, furnishes continuous investment advisory services and management to the Fund. The Adviser is the investment adviser to individuals and institutional clients (including investment companies) with substantial investment portfolios. The Adviser was organized in 1980 and is wholly owned by Ted D. Kellner and Donald S. Wilson. Since that time, Mr. Kellner has served as Chairman of the Board and Chief Executive Officer and Mr. Wilson has served as President and Treasurer of the Adviser. Messrs. Kellner and Wilson are primarily responsible for the day-to-day management of the Fund's portfolio. They have held this responsibility since the Fund commenced operations. Mr. Kellner has been President, Treasurer and a Director of the Fund and Mr. Wilson has been Vice President, Secretary and a Director of the Fund during the same period.

  The Adviser supervises and manages the investment portfolio of the Fund and subject to such policies as the Board of Directors of the Fund may determine, directs the purchase or sale of investment securities in the day to day management of the Fund's investment portfolio. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space, and all necessary office facilities, equipment and executive personnel for managing the Fund's investments, and bears all sales and promotional expenses of the Fund, other than distribution expenses paid by the Fund pursuant to the Service and Distribution Plan and expenses incurred in complying with laws regulating the issue or sale of securities. For the foregoing, the Adviser receives a monthly fee of 1/12th of 1% (1% per annum) of the daily net assets of the Fund.


  Under an Administration Agreement (the "Administration Agreement") with the Fund, the Adviser supervises all aspects of the Fund's operations except those performed by it pursuant to the Advisory Agreement. Under the Administration Agreement, the Adviser at its own expense and without reimbursement from the Fund, furnishes office space, and all necessary office facilities, equipment and executive personnel for supervising the Fund's operations. For the foregoing, the Adviser receives a monthly fee of 1/12 of .2% (.2% per annum) of the first $30,000,000 of daily net assets of the Fund, 1/12 of .1% (.1% per annum) on the next $70,000,000 of daily net assets of the Fund and 1/12 of .05% (0.05% per annum) of the daily net assets of the Fund over $100,000,000, subject to a fiscal year minimum of $20,000.

  The Fund pays all of its expenses not assumed by the Adviser pursuant to the Advisory Agreement or the Administration Agreement described below including, but not limited to, the professional costs of preparing and the cost of printing its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses in connection with portfolio transactions. The Fund also pays the fees of directors who are not interested persons of the Adviser or officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of Fund assets, expenses of repurchasing and redeeming shares, printing and mailing expenses, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto.

                        DETERMINATION OF NET ASSET VALUE

  The per share net asset value of the Fund is determined by dividing the total value of its net assets (meaning its assets less its liabilities excluding capital and surplus) by the total number of its shares outstanding at that time. The net asset value is determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open for trading. This determination is applicable to all transactions in shares of the Fund prior to that time and after the previous time as of which net asset value was determined. Accordingly, purchase orders accepted or shares tendered for redemption prior to the close of regular trading on a day the New York Stock Exchange is open for trading will be valued as of the close of trading, and purchase orders accepted or shares tendered for redemption after that time will be valued as of the close of the next trading day.


  Common stocks and securities sold short that are listed on any national stock exchange or quoted on the NASDAQ Stock Market will be valued at the last sale price on the date valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Common stocks and securities sold short which are listed on any national stock exchange or the NASDAQ Stock Market but which are not traded on the valuation date are valued at the average of the current bid and asked prices. Unlisted equity securities for which market quotations are readily available will be valued at the average of the current bid and asked prices. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be moved if the market makes a limit move in which event the futures contract will be valued at its fair value as determined by the Adviser in accordance with procedures approved by the Board of Directors. Debt securities are valued at the latest bid prices furnished by independent pricing services. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

                               PURCHASE OF SHARES


  Shares of the Fund may be purchased directly from the Fund. Share purchase application forms are included at the back of the Prospectus. The price per share is the next determined per share net asset value after receipt of an application. Additional purchase applications may be obtained from the Fund. Purchase applications should be mailed directly to: FMI Focus Fund, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The U.S. Postal Service and other independent delivery services are not agents of the Fund. Therefore, deposit of purchase applications in the mail or with such services does not constitute receipt by Firstar Trust Company or the Fund. PLEASE DO NOT mail letters by overnight courier to the Post Office Box address. To purchase shares by overnight or express mail, please use the following street address:
FMI Focus Fund, c/o Firstar Trust Company, Mutual Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202. All applications must be accompanied by payment in the form of a check made payable to FMI Focus Fund, or by direct wire transfer. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. Firstar Trust Company will charge a $20 fee against a shareholder's account for any payment check returned by the custodian. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT. When a purchase is made by check (other than a cashiers or certified check), the Fund may delay the mailing of a redemption check until it is satisfied that the check has cleared. (It will normally take up to 3 days to clear local personal or corporate checks and up to 7 days to clear other personal and corporate checks.) To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers. Funds should be wired to: Firstar Bank Milwaukee, NA, 777 East Wisconsin Avenue, Milwaukee, Wisconsin, ABA #75000022, Firstar Trust Company, Account #112-952137, for further credit to: FMI Focus Fund, "name of shareholder and existing account number" if any. The establishment of a new account by wire transfer should be preceded by a phone call to Firstar Trust Company 1-800-811-5311, to provide information for the setting up of the account. A follow up application should be sent for all new accounts opened by wire transfer. Applications are subject to acceptance by the Fund, and are not binding until so accepted. The Fund does not accept telephone orders for purchase of shares and reserves the right to reject applications in whole or in part. The Board of Directors of the Fund has established $1,000 as the minimum initial purchase price and $100 as the minimum for any subsequent purchase (except through dividend reinvestment and the automatic investment plan), which minimum amounts are subject to change at any time. Shareholders will be advised at least thirty days in advance of any increases in such minimum amounts. Stock certificates for shares are not issued.

  Shares may be purchased through registered broker-dealers who may charge a fee, either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser.

  The Fund had adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses in the year incurred. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Plan permits the Fund to employ a distributor of its shares, in which event payments under the Plan will be made to the distributor and may be spent by the distributor on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, compensation to, and expenses (including overhead and telephone expenses) of, employees of the distributor who engage in or support distribution of the Fund's shares, printing of prospectuses and reports for other than existing shareholders, advertising and preparation and distribution of sales literature. Allocation of overhead (rent, utilities, etc.) and salaries will be based on the percentage of utilization in, and time devoted to, distribution activities. If a distributor is employed by the Fund, the distributor will directly bear all sales and promotional expenses of the Fund, other than expenses incurred in complying with laws regulating the issue or sale of securities. (In such event, the Fund will indirectly bear sales and promotional expenses to the extent it makes payments under the Plan.) The Fund has no present plans to employ a distributor. Pending the employment of a distributor, the Fund's distribution expenses will be authorized by the officers of the Company. To the extent any activity is one which the Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

                              REDEMPTION OF SHARES


  A shareholder may require the Fund to redeem his shares in whole or part at any time during normal business hours. Redemption requests must be made in writing and directed to: FMI Focus Fund, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The U.S. Postal Service and other independent delivery services are not agents of the Fund. Therefore, deposit of redemption requests in the mail or with such services does not constitute receipt by Firstar Trust Company or the Fund. PLEASE DO NOT mail letters by overnight courier to the Post Office Box address. Redemption requests sent by overnight or express mail should be directed to: FMI Focus Fund, c/o Firstar Trust Company, Mutual Fund Services, 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. If a redemption request is inadvertently sent to the Fund, it will be forwarded to Firstar Trust Company, but the effective date of redemption will be delayed until the request is received by Firstar Trust Company. Requests for redemption by telephone or telegram and requests which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored.

  Redemption requests should specify the name of the Fund, the number of shares or dollar amount to be redeemed, shareholder's name, account number and the additional requirements listed below that apply to the particular account.

TYPE OF REGISTRATION               REQUIREMENTS
--------------------               ------------
Individual, Joint Tenants          Redemption request signed by all person(s)
Sole Proprietor, Custodial         required to sign for the account, exactly as
(Uniform Gift to Minors Act),      it is registered.
General Partnership

Corporations, Associations         Redemption request and a corporate
                                   resolution, signed by person(s) required to sign for the account, accompanied by signature guarantee(s).

Trusts Redemption request signed by the trustee(s) with a signature guarantee. (If the trustee's name is not registered on the account, a copy of the trust document certified within the last 60 days is also required.)

  Redemption requests from shareholders in an Individual Retirement Account must include instructions regarding federal income tax withholding. Unless otherwise indicated, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding. If a shareholder is not included in any of the above registration categories (e.g., executors, administrators, conservators or guardians), the shareholder should call the transfer agent, Firstar Trust Company (1-800-811-5311), for further instructions.


  Signatures need not be guaranteed unless the proceeds of redemption are requested to be sent by wire transfer, to a person other than the registered holder or holders of the shares to be redeemed, or to be mailed to other than the address of record, in which case each signature on the redemption request must be guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution. Redemptions will not be effective or complete until all of the foregoing conditions, including receipt of all required documentation by Firstar Trust Company in its capacity as transfer agent, have been satisfied.

  The redemption price is the net asset value next determined after receipt by Firstar Trust Company in its capacity as transfer agent of the written request in proper form with all required documentation. The amount received will depend on the market value of the investments in the Fund's portfolio at the time of determination of net asset value, and may be more or less than the cost of the shares redeemed. A check in payment for shares redeemed will be mailed to the holder no later than the seventh day after receipt of the redemption request in proper form and all required documentation except as indicated in "Purchase of Shares" for certain redemptions of shares purchased by check.

  The right to redeem shares of the Fund will be suspended for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension, or
(c) an emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or fairly to determine the value of its net assets.

                             DIVIDEND REINVESTMENT

  Shareholders may elect to have all income dividends and capital gains distributions reinvested or paid in cash, or elect to have income dividends reinvested and capital gains distributions paid in cash or capital gains distributions reinvested and income dividends paid in cash. See the Share Purchase Application included at the back of this Prospectus for further information. If the shareholder does not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the Fund, calculated to the nearest 1,000th of a share. Shares are purchased at the net asset value in effect on the business day after the dividend record date and are credited to the shareholder's account on the dividend payment date. As in the case of normal purchases, stock certificates are not issued. Shareholders will be advised of the number of shares purchased and the price following each reinvestment. An election to reinvest or receive dividends and distributions in cash will apply to all shares of the Fund registered in the same name, including those previously purchased.

  A shareholder may change an election at any time by notifying the Fund in writing or by calling Firstar Trust Company at 1-800-811-5311. If such a notice is received between a dividend declaration date and payment date, it will become effective on the day following the payment date. The Fund may modify or terminate its dividend reinvestment program at any time on thirty days' notice to participants.

                           AUTOMATIC INVESTMENT PLAN

  Shareholders wishing to invest fixed dollar amounts in the Fund on a regular basis can make automatic purchases in amounts of $50 or more, on any date specified by the shareholder each month or calendar quarter by using the Fund's Automatic Investment Plan. If such date is a weekend or holiday, such purchase shall be made on the next business day. There is no service fee for participating in this Plan. A $20 fee will be charged by Firstar Trust Company if sufficient funds are not available in the shareholder's account at the time of the automatic transaction. To use this service, the shareholder must authorize the transfer of funds from his checking or NOW account by completing the Automatic Investment Plan application included as part of the Share Purchase Application located at the back of the Prospectus or by calling the Fund's office at (414) 226-4555. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. Shareholders may change the date or amount of investments at any time by writing to or calling Firstar Trust Company at 1-800-811-5311. The Fund reserves the right to suspend, modify or terminate the Automatic Investment Plan without notice.

  The Automatic Investment Plan is designed to be a method to implement dollar cost averaging. Dollar cost averaging is an investment approach providing for the investment of a specific dollar amount on a regular basis thereby precluding emotions dictating investment decisions. Dollar cost averaging does not insure a profit nor protect against a loss.

                           SYSTEMATIC WITHDRAWAL PLAN

  The Fund has available to shareholders a Systematic Withdrawal Plan, pursuant to which a shareholder who owns Fund shares worth at least $10,000 at current net asset value may provide that a fixed sum will be distributed to him at regular intervals. To participate in the Systematic Withdrawal Plan, a shareholder deposits his Fund shares with the Fund and appoints it as his agent to effect redemptions of Fund shares held in his account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to him out of his account. The Systematic Withdrawal Plan does not apply to Fund shares held in Individual Retirement Accounts or defined contribution retirement plans. An application for participation in the Systematic Withdrawal Plan is included as part of the Share Purchase Application located at the back of this Prospectus or may be obtained by calling the Fund at (414) 226-4555.

  The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemption of shares in the account at net asset value. Redemptions will be made at periodic intervals no more frequent than monthly on the date specified by the shareholder or, if that day is a weekend or holiday, on the next business day. See the Share Purchase Application located in the back of this Prospectus for further information. Participation in the Systematic Withdrawal Plan constitutes an election by the shareholder to reinvest in additional Fund shares, at net asset value all income dividends and capital gains distributions payable by the Fund on shares held in such account, and shares so acquired will be added to such account. The shareholder may deposit additional Fund shares in his account at any time.

  Withdrawal payments cannot be considered as yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

  The shareholder may vary the amount or frequency of withdrawal payments or temporarily discontinue them by notifying Firstar Trust Company in writing or by telephone at 1-800-811-5311. To change the designated payee or payee's address, you must notify Firstar Trust Company in writing.

                               EXCHANGE PRIVILEGE

  A shareholder may redeem all or any portion of his Fund shares and use the proceeds to purchase shares of Fiduciary Capital Growth Fund, Inc., another mutual fund managed by the Adviser, or Portico Money Market Fund, a money market mutual fund not affiliated with the Fund or the Adviser, if such shares are offered in his state of residence. The redemption of shares of the Fund and the purchase of shares of Fiduciary Capital Growth Fund, Inc. and/or Portico Money Market Fund will be effected at the respective net asset values of such funds. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in the realization of a capital gain or loss. Prior to exercising the Exchange Privilege a shareholder should obtain and carefully read the prospectus for Fiduciary Capital Growth Fund, Inc. and/or Portico Money Market Fund. The Exchange Privilege does not in any way constitute an offering of, or recommendation on the part of the Adviser or the Fund or Fiduciary Capital Growth Fund, Inc. of, an investment in Portico Money Market Fund. The registration of both the account from which the exchange is being made and the account to which the exchange is made must be identical.

  Exchange requests must be made in writing. Exchange request forms may be obtained by writing the Fund or by calling (414) 226-4555. Written requests should include the account numbers for both the Fund and Fiduciary Capital Growth Fund, Inc. or Portico Money Market Fund, if an account is already opened, and the amount of the exchange. If a new account is to be opened by the exchange, the registration must be identical to that of the original account.


  The Fund reserves the right upon prior notice (except as provided below) to suspend, limit, modify or terminate the Exchange Privilege or its use in any manner by any person or class. In particular, since an excessive number of exchanges may be disadvantageous to the Fund, the Fund reserves the right to terminate the Exchange Privilege of any shareholder who makes more than five exchanges of shares in a year or three in a calendar quarter. The Fund will not notify any such shareholder in advance of terminating its Exchange Privilege.


       INDIVIDUAL RETIREMENT ACCOUNT AND SIMPLIFIED EMPLOYEE PENSION PLAN

  Individual shareholders may establish their own tax-sheltered Individual Retirement Account ("IRA"). The Fund has a prototype IRA plan using IRS Form 5305-A. An individual may contribute to the IRA an annual amount equal to the lesser of 100% of annual earned income or $2,000 ($2,250 maximum ($4,000 in 1997 and later tax years) in the case of a married couple where one spouse is not working and certain other conditions are met).

  Earnings on amounts held under the IRA accumulate free of federal income taxes. Distributions from the IRA may begin at age 59-1/2, and must begin by April 1 following the calendar year end in which a person reaches age 70-1/2. Excess contributions, certain distributions prior to age 59-1/2 and failure to begin distribution after age 70-1/2 may result in adverse tax consequences.

  Under current IRS regulations, an IRA applicant must be furnished a disclosure statement containing information specified by the IRS. The applicant has the right to revoke his account within seven days after receiving the disclosure statement in accordance with IRS regulations and obtain a full refund of his contribution should he so elect. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. It anticipates that it will not so exercise its discretion but reserves the right to do so.

  Firstar Trust Company, Milwaukee, Wisconsin, serves as custodian and furnishes the services provided for in the IRA plan as required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The custodian invests all cash contributions, dividends and capital gains distributions in shares of the Fund. For such services, the following fees are charged against the accounts of the participants: $12.50 annual maintenance fee; $15 for transferring to a successor trustee; $15 for distribution(s) to a participant; and $15 for refunding any contribution in excess of the deductible limit.

  The Fund's prototype IRA plan may also be used to establish a Simplified Employee Pension Plan ("SEP/IRA"). The SEP/IRA is available to employers and employees, including self-employed individuals, who wish to purchase shares with tax deductible contributions not exceeding annually for any one participant the lesser of $30,000 or 15% of earned income. Under this plan, employer contributions are made directly to the IRA accounts of eligible participants.

  Requests for information and forms concerning the IRA and SEP/IRA should be directed to the Fund. Included with the forms is a disclosure statement which the IRS requires to be furnished to individuals who are considering an IRA or SEP/IRA. Consultation with a competent financial and tax adviser regarding the IRA and SEA/IRA is recommended.

                                RETIREMENT PLAN

  A prototype defined contribution plan is available for employers who wish to purchase shares of the Fund with tax-deductible contributions not exceeding annually the lesser of $30,000 or 25% of earned income. This plan includes a cash or deferred 401(k) arrangement for employers who wish to allow employees to elect to reduce their compensation and have such amounts contributed to the plan, not to exceed $9,500 annually (as adjusted for cost-of-living increases). The Fund has received an opinion letter from the Internal Revenue Service that the prototype defined contribution retirement plan is acceptable for use under
Section 401 of the Internal Revenue Code, as amended (the "Code").

  Firstar Trust Company, Milwaukee, Wisconsin, serves as custodian and furnishes the services provided for in the retirement plan. The custodian invests all cash contributions, dividends and capital gains distributions in shares of the Fund. For such services, the following fees will be charged against the accounts of the participants: $12.50 for annual maintenance fee per participation account; $15 for a transfer to successor trustee; $15 for distribution(s) to a participant; and $15 for a refund of an excess contribution.

  Requests for information and forms concerning the retirement plan should be directed to the Fund. Consultation with a competent financial and tax adviser regarding the retirement plan is recommended.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  The Fund will endeavor to qualify annually for and elect tax treatment applicable to a registered investment company under Subchapter M of the Code. Pursuant to the requirements of the Code, the Fund intends normally to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryover, to its shareholders annually so as to avoid paying income tax on its net investment income and net realized capital gains or being subject to a federal excise tax on undistributed net investment income and net realized capital gains. For federal income tax purposes, distributions by the Fund, whether invested in additional shares of Common Stock or received in cash, will be taxable to the Fund's shareholders except those shareholders that are not subject to tax on their income.

  Shareholders will be notified annually as to the federal tax status of dividends and distributions. For federal income tax purposes, a shareholder's cost of his shares is his basis and on redemption his gain or loss is the difference between such basis and the redemption price. Distributions and redemptions may also be taxed under state and local tax laws which may differ from the Code.

                             BROKERAGE TRANSACTIONS

  The Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sale of the Fund's portfolio securities. In placing purchase and sale orders for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided.

  The Advisory Agreement permits the Adviser to cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting securities transactions in excess of the amount another broker would have charged for executing the transaction, provided the Adviser believes this to be in the best interests of the Fund. The Fund may place portfolio orders with broker-dealers who recommend the purchase of Fund shares to clients if the Adviser believes the commission and transaction quality are comparable to that available from other brokers and allocate portfolio brokerage on that basis.

                               CAPITAL STRUCTURE


  The Company's Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently the shares of the Fund are the only class of shares being offered by the Company. Shareholders are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. Consequently the holders of more than 50% of the shares of the Fund voting for the election of directors can elect the entire Board of Directors and in such event the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors. The shares are redeemable and are transferable. All shares issued and sold by the Fund will be fully paid and nonassessable. Fractional shares entitle the holder to the same rights as whole shares. The Fund will not issue certificates evidencing shares. Instead the shareholder's account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares. Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Fund's transfer agent and dividend disbursing agent.

  The Maryland Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Fund has adopted the appropriate provisions in its Bylaws and does not anticipate holding an annual meeting of shareholders to elect directors unless otherwise required by the Act. The Fund has also adopted provisions in its Bylaws for the removal of directors by its shareholders.

                              SHAREHOLDER REPORTS

  Shareholders will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends September 30, with an annual report containing audited financial statements. Shareholders who have questions about the Fund should call Firstar Trust Company, 1-800-811-5311 or (414) 765-4124 or write to:
FMI Focus Fund, 225 East Mason Street, Milwaukee, Wisconsin  53202, Attention:
Secretary.

                            PERFORMANCE INFORMATION

  The Fund may provide from time to time in advertisements, reports to shareholders and other communications with shareholders its average annual total return. An average annual total return refers to the rate of return which, if applied to an initial investment in the Fund at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment in the Fund at the end of the stated period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. The Fund may also provide "aggregate" total return information for various periods, representing the cumulative change in value of an investment in the Fund for a specific period (again reflecting changes in share price and assuming reinvestment of dividends and distributions).


  Any reported performance results will be based on historical earnings and should not be considered as representative of the performance of the Fund in the future. An investment in the Fund will fluctuate in value and at redemption its value may be more or less than the initial investment. The Fund may compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as reported by Lipper Analytical Services, Inc., Money, Forbes, Business Week and Barron's magazines and The Wall Street Journal. (Lipper Analytical Services, Inc. is an independent service that ranks over 1,000 mutual funds based upon total return performance.) The Fund may also compare its performance to the Dow Jones Industrial Average, Nasdaq Composite Index, Nasdaq Industrials Index, Value Line Composite Index, the Standard & Poor's 500 Stock Index and the Consumer Price Index. Such comparisons may be made in advertisements, shareholder reports or other communications to shareholders.


                                FMI FOCUS FUND

---  This is a follow-up application
(Investment by wire transfer. See page 10 of the Prospectus.)

                          SHARE PURCHASE APPLICATION
                       Minimum Initial Investment $1,000
                      Minimum Subsequent Investment $100

Mail Completed Application to:
FMI Focus Fund
c/o Firstar Trust Company
Mutual Fund Services
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

Overnight Express Mail to:
FMI Focus Fund
c/o Firstar Trust Company
Mutual Fund Services, 3rd Floor
615 E. Michigan Street
Milwaukee, Wisconsin  53202

Use this form for individual, custodial, trust, profit-sharing or pension plan accounts, including self-directed IRA and 401(k) plans. DO NOT USE THIS FORM FOR FMI FOCUS FUND-SPONSORED 401(K), IRA OR DEFINED CONTRIBUTION PLANS (KEOGH OR CORPORATE PROFIT-SHARING AND MONEY-PURCHASE) WHICH REQUIRE FORMS AVAILABLE FROM THE FUND. For information please call 1-800-811-5311 or 1-414-765-4124.
------------------------------------------------------------------------------

 o ACCOUNT REGISTRATION

 Individual ---
  Name
  ----------------------------------------------------------------------------

  Social Security Number                        Citizen of  --- U.S. --- Other
 -----------------------------------------------------------------------------

  Joint Owner*<F4>  ---
 Name
 -----------------------------------------------------------------------------

  Social Security Number                        Citizen of  --- U.S. --- Other
 -----------------------------------------------------------------------------

 Gift to Minor  ---
 Custodian
 -----------------------------------------------------------------------------

  Minor                                              Minor's Birthdate
 -----------------------------------------------------------------------------

  Minor's Social Security Number                Citizen of  --- U.S. --- Other
  ----------------------------------------------------------------------------

  Corporation, Partnership or Other Entity  ---
 Name of Entity
 -----------------------------------------------------------------------------

 Taxpayer Identification Number
 -----------------------------------------------------------------------------
 o A corporate resolution form or certificate is required for corporate accounts.

 -----------------------------------------------------------------------------

 Trust, Estate or Guardianship  ---
*<F4>(Registration will be Joint Tenants with Rights of Survivorship
(JTWROS) unless otherwise specified)
 Name
 -----------------------------------------------------------------------------
* Name of Fiduciary(s)
 -----------------------------------------------------------------------------
  Taxpayer Identification Number                      Date of Trust
 -----------------------------------------------------------------------------
 o Additional documentation and certification may be requested.
------------------------------------------------------------------------------

 o MAILING ADDRESS
 ---  Send Duplicate Confirmations To:

------------------------------------------------------------------------------
Street, Apt.                                         Name

------------------------------------------------------------------------------
City, State, Zip Code                           Street, Apt.

------------------------------------------------------------------------------
Daytime Phone Number                           City, State, Zip Code
------------------------------------------------------------------------------

 o  INVESTMENT, PAYMENT FOR INITIAL PURCHASE AND DISTRIBUTIONS

By   --- check
or   --- wire**<F5>

The minimum initial Investment is $1,000 for shares of FMI Focus Fund. Minimum additions to the Fund are $100.

                              DISTRIBUTION OPTIONS

                              Capital Gains  Capital Gains
            Capital Gains     Reinvested     in Cash             Capital Gains
           & Dividends        & Dividends    & Dividends        & Dividends
Amount      Reinvested        in Cash        Reinvested          In Cash

$           ----              ----           ----                ----
------------------------------------------------------------------------------

(If no dividend option is checked, dividends and capital gains will be reinvested.)
---- If you would like your cash payments automatically deposited to your checking or savings account, please check the box at left and attach a voided check.

**<F5>Indicate date and total amount of wire:

Date------------------------------  Amount $--------------------------

WIRING INSTRUCTIONS: The establishment of a new account by wire transfer should be preceded by a telephone call to Firstar Trust Company at 1-800-811-5311 or 1-414-765-4124 to provide information for the setting up of the account. A completed share purchase application also must be sent to FMI Focus Fund at the above address immediately following the investment. A purchase request for the Fund should be wired through the Federal Reserve System as follows:
                 Firstar Bank of Milwaukee, N.A.
                 777 East Wisconsin Avenue
                 Milwaukee, Wisconsin 53202
                 ABA Number 0750-00022
                 For credit to Firstar Trust Company
                 Account Number 112-952-137
                 For further credit to:  FMI Focus Fund

                 Shareholder name:-------------------------------------------

                 Shareholder account number (if known): ---------------------
------------------------------------------------------------------------------

o EXCHANGE PRIVILEGE

If investment is by exchange, such exchange should be made from:
---  Fiduciary Capital Growth Fund        ---     Portico Money Market Fund

Account# ------------------------           Account# ----------------------
(I understand that exchanges between the Funds are taxable transactions.)

Amount of Exchange $ --------------or Number of Shares --------------------
------------------------------------------------------------------------------

o AUTOMATIC INVESTMENT PLAN
Important: Attach an unsigned, voided check (for checking accounts) or a savings account deposit slip here, and complete this form.

I would like to establish an Automatic Investment Plan for FMI Focus Fund as described in the Prospectus. Based on these instructions, Firstar Trust Company, the Transfer Agent for FMI Focus Fund, will automatically transfer money directly from my checking or NOW account on the --- day of the month, or the first business day thereafter, to purchase shares in FMI Focus Fund. If the automatic purchase cannot be made due to insufficient funds or stop payment, a $20 fee will be assessed.

Please start the Automatic Investment Plan on this month, day and year: --------
-----------------------

Please debit my bank account $------------- ($50 minimum) on a --- monthly --- quarterly basis, to be invested in my FMI Focus Fund account (account number, if known----------------------------------).

I (we) authorize you via the ACH Network to honor all debit entries initiated --- monthly OR --- quarterly through Firstar Bank of Milwaukee, N.A. on behalf of the Firstar Trust Company. All such debits are subject to sufficient collected funds in my account to pay the debit when presented.

-------------------------------------------------------------------------------
Name(s) on your Bank Account                    Signature of Bank Account Owner

-------------------------------------------------------------------------------
                                                Signature of Joint Owner (if
                                                any)

-----------------------------------------
Account Number
------------------------------------------------------------------------------

o  SYSTEMATIC WITHDRAWALS
 A balance of at least  $10,000 is required for this option.

     I would like to withdraw from FMI Focus Fund -------------- (exact dollars per payment - $100 minimum)

--- I would like to have payments made to me on or about the --- day of each month

OR

--- I would like to have payments made to me on or about the --- day of these months:

---  Jan.    ---  Feb.    ---  Mar.     ---  Apr.    --- May   ---  June
---  July    ---  Aug.    ---  Sept.    ---  Oct.    ---  Nov. ---  Dec.

--- I would like my payments automatically deposited to my checking or savings account. I have attached a voided check.
------------------------------------------------------------------------------

o  SIGNATURES AND CERTIFICATION

Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either because I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

------------------------------------------------------------------------------
Signature*<F6>                          Signature of Co-Owner, if any

------------------------------------
Date
*<F6>If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

------------------------------------------------------------------------------
Print name and title of officer signing for a corporation or other entity.

                                 FMI FOCUS FUND
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                 TED D. KELLNER
                                THOMAS W. MOUNT
                                DONALD S. WILSON

                      INVESTMENT ADVISER AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                         CUSTODIAN, TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                             FIRSTAR TRUST COMPANY
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                 1-800-811-5311
                                       or
                                  414-765-4124

                            INDEPENDENT ACCOUNTANTS
                              PRICE WATERHOUSE LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202